UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Pentwater Capital Management LP

Address:   227 West Monroe Street, Suite 4000
           Chicago, IL 60606


Form 13F File Number: 28-12843


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Neal Nenadovic
Title:  Chief Financial Officer
Phone:  312-589-6405

Signature,  Place,  and  Date  of  Signing:

/s/ Neal Nenadovic                 Chicago, IL                        2/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              65

Form 13F Information Table Value Total:  $      935,832
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- --------------- --------- -------- ----------------- ---------- -------- --------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
-------------------------------- --------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
3COM CORP                        COM             885535104    13500  1800000 SH       SOLE                 1800000      0    0
AFFILIATED COMPUTER SVCS-A       CL A            008190100    80582  1350000 SH       SOLE                 1350000      0    0
ALLIED CAPITAL CORP              COM             01903Q108      279    77300 SH       SOLE                   77300      0    0
AMERICAN WATER WORKS CO INC      COM             030420103     2801   125000 SH       SOLE                  125000      0    0
AMICAS INC                       COM             001712108        1      100 SH       SOLE                     100      0    0
ASSOCIATED BANC-CORP             COM             045487105      231    20975 SH       SOLE                   20975      0    0
ATP OIL & GAS CORPORATION        COM             00208J108      520    28440 SH       SOLE                   28440      0    0
BANK OF AMERICA CORPORATION      UNIT            060505419    83360  5587157 SH       SOLE                 5587157      0    0
BANK OF AMERICA CORPORATION      COM             060505904    12876     8550 SH  CALL SOLE                    8550      0    0
BJ SVCS CO                       COM             055482103    13020   700000 SH       SOLE                  700000      0    0
BOISE INC                        COM             09746Y105      690   130000 SH       SOLE                  130000      0    0
BPW ACQUISITION CORP             COM             055637110      540   600000 SH       SOLE                  600000      0    0
BPW ACQUISITION CORP             COM             055637102     2975   282500 SH       SOLE                  282500      0    0
BRISTOL-MYERS SQUIBB CO          COM             110122108       81     3231 SH       SOLE                    3231      0    0
BURLINGTON NORTHERN SANTA FE C   COM             12189T954    92022     9331 SH  PUT  SOLE                    9331      0    0
BURLINGTON NORTHERN SANTA FE C   COM             12189T104    38955   395000 SH       SOLE                  395000      0    0
CADBURY PLC                      SPONS ADR       12721E102     2199    42800 SH       SOLE                   42800      0    0
CITIGROUP INC                    COM             172967101     4982  1505000 SH       SOLE                 1505000      0    0
CORRIENTE RESOURCES INC-A        COM             22027E409    11405  1400000 SH       SOLE                 1400000      0    0
DIRECTV                          CL A            25490A901     6670     2000 SH  CALL SOLE                    2000      0    0
DIRECTV                          CL A            25490A101       43     1304 SH       SOLE                    1304      0    0
ENCORE ACQUISITION CO            COM             29255W100    49221  1025000 SH       SOLE                 1025000      0    0
ENERGY XXI BERMUDA               COM SHS         G10082108     1392   602800 SH       SOLE                  602800      0    0
FGX INTERNATIONAL HOLDINGS       ORD SHS         G3396L102      980    50000 SH       SOLE                   50000      0    0
GRACE W R & CO DEL NEW           COM             38388F908     1141      450 SH  CALL SOLE                     450      0    0
GRACE W R & CO DEL NEW           COM             38388F108      887    35000 SH       SOLE                   35000      0    0
HEARTWARE INTERNATIONAL INC      COM             422368100     8061   227273 SH       SOLE                  227273      0    0
I2 TECHNOLOGIES INC              COM             465754208     3837   200700 SH       SOLE                  200700      0    0
IMS HEALTH INC                   COM             449934108    37973  1803100 SH       SOLE                 1803100      0    0
INTERNATIONAL ROYALTY CORP       COM             460277106    12596  1751600 SH       SOLE                 1751600      0    0
JPMORGAN CHASE & CO              COM             46625H100      417    10000 SH       SOLE                   10000      0    0
LIBERTY MEDIA CORP NEW           COM             53071M302      299    12500 SH       SOLE                   12500      0    0
LIBERTY MEDIA CORP NEW           COM             53071M708    21769   471700 SH       SOLE                  471700      0    0
LOEWS CORP                       COM             540424108     2181    60000 SH       SOLE                   60000      0    0
MARVEL ENTERTAINMENT INC         COM             57383T103    76318  1411200 SH       SOLE                 1411200      0    0
MEAD JOHNSON NUTRITION CO        CL A            582839906     3387      775 SH  CALL SOLE                     775      0    0
MEAD JOHNSON NUTRITION CO        CL A            582839106    35086   800000 SH       SOLE                  800000      0    0
MPS GROUP INC                    COM             553409103    10992   800000 SH       SOLE                  800000      0    0
NORTHERN OIL AND GAS INC         COM             665531109      992    83803 SH       SOLE                   83803      0    0
OMEROS CORP                      COM             682143102      200    28475 SH       SOLE                   28475      0    0
PENN VIRGINIA CORP               COM             707882106      745    35000 SH       SOLE                   35000      0    0
PEPSI BOTTLING GROUP INC         COM             713409100     2869    76500 SH       SOLE                   76500      0    0
PFIZER INC                       COM             717081103     3820   210000 SH       SOLE                  210000      0    0
PFIZER INC                       COM             717081953     3629     1995 SH  PUT  SOLE                    1995      0    0
PROSHARES ULTRASHORT REAL ESTATE PSHS REAL ESTAT 74347R552      212    28205 SH       SOLE                   28205      0    0
REINSURANCE GROUP OF AMERICA     COM             759351604      238     5000 SH       SOLE                    5000      0    0
ROYAL BK SCOTLAND GROUP PLC      SP ADR PREF SHS 780097788     1879   145000 SH       SOLE                  145000      0    0
ROYAL BK SCOTLAND GROUP PLC      SPON ADR F      780097804      567    35350 SH       SOLE                   35350      0    0
ROYAL BK SCOTLAND GROUP PLC      SPON ADR SER H  780097879      661    45800 SH       SOLE                   45800      0    0
SERVICE CORP INTERNATIONAL       COM             817565104        2      200 SH       SOLE                     200      0    0
SIRIUS XM RADIO INC              COM             82967N958      390     6500 SH  PUT  SOLE                    6500      0    0
SIRIUS XM RADIO INC              COM             82967N108     4185  6975000 SH       SOLE                 6975000      0    0
SPDR TR                          UNIT SER1       78462F903    39561     3550 SH  CALL SOLE                    3550      0    0
SPDR TR                          UNIT SER1       78462F953    36775     3300 SH  PUT  SOLE                    3300      0    0
STANDARD MOTOR PRODS             COM             853666105      925   108575 SH       SOLE                  108575      0    0
STEWART ENTERPRISES INC          NOTE            860370AH8     2595  3000000 PRN      SOLE                 3000000      0    0
STEWART ENTERPRISES INC          NOTE            860370AK1     9602 11000000 PRN      SOLE                11000000      0    0
STEWART ENTERPRISES INC          CL A            860370105     2833   550000 SH       SOLE                  550000      0    0
SUN MICROSYSTEMS INC             COM             866810203    36580  3903974 SH       SOLE                 3903974      0    0
SWITCH & DATA FACILITIES CO      COM             871043105      606    30000 SH       SOLE                   30000      0    0

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- --------------- --------- -------- ----------------- ---------- -------- --------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
-------------------------------- --------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
TALBOTS INC                      COM             874161102     1724   193500 SH       SOLE                  193500      0    0
VARIAN INC                       COM             922206107    36078   700000 SH       SOLE                  700000      0    0
WASHINGTON FEDERAL INC           COM             938824109      187     9626 SH       SOLE                    9626      0    0
XTO ENERGY INC                   COM             717081953    23265     5000 SH  PUT  SOLE                    5000      0    0
XTO ENERGY INC                   COM             98385X106    90443  1940000 SH       SOLE                 1940000      0    0